Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
ProAlgories Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Controlled by the Company’s CEO’s spouse	Controlled by the Company’s CEO’s spouse
Transactions with related parties, Nature	(System development service revenue)/ Management fee	(System development service revenue)/ Management fee
Related party transaction amounts			$ 110,000	$ 400,000
Simplus IO Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Controlled by the Company’s CEO	Controlled by the Company’s CEO
Transactions with related parties, Nature	Management fee	Management fee
Related party transaction amounts	$ 252,000	$ 32,435	435,000	839,000
Rental expenses [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Nature	Rental expenses	Rental expenses
Related party transaction amounts				151,923
Fuchsia Capital Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Owned by the Company’s Executive Director	Owned by the Company’s Executive Director
Transactions with related parties, Nature	NFT-related services income	NFT-related services income
Related party transaction amounts			1,410,000
Rainbow Capital (HK) Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Owned by the Company’s CFO	Owned by the Company’s CFO
Transactions with related parties, Nature	Listing expenses	Listing expenses
Related party transaction amounts			$ 2,300,000